Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total	Warrants, Reverse Recapitalization	Convertible Notes, Reverse Recapitalization	Convertible Notes, Reverse Recapitalization, Interest Forfeit	Previously Reported	Retroactive application of reverse recapitalization	Series 1 Preferred Stock	Redeemable Convertible Preferred Stock	Series G Preferred Stock	Series H Preferred Stock	Common Stock		Common Stock Warrants, Reverse Recapitalization	Common Stock Convertible Notes, Reverse Recapitalization	Common Stock Previously Reported	Common Stock Retroactive application of reverse recapitalization	Common Stock Redeemable Convertible Preferred Stock	Additional Paid-In Capital	Additional Paid-In Capital Warrants, Reverse Recapitalization	Additional Paid-In Capital Convertible Notes, Reverse Recapitalization	Additional Paid-In Capital Convertible Notes, Reverse Recapitalization, Interest Forfeit	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive application of reverse recapitalization	Additional Paid-In Capital Redeemable Convertible Preferred Stock	Accumulated Deficit	Accumulated Deficit Previously Reported
Beginning balance (in shares) at Apr. 24, 2022	[1]	18,644,339				10,085,612	8,558,727
Beginning balance at Apr. 24, 2022		$ 52,218				$ 52,218
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)	[1]									194,104	24,647
Issuance of shares										$ 1,050	$ 200
Ending balance (in shares) at Apr. 30, 2023	[1]	18,863,090
Ending balance at Apr. 30, 2023		$ 53,468								3,550	7,700
Shares, beginning balance (in shares) at Apr. 24, 2022	[1]											11,400,833				6,167,254	5,233,579
Beginning balance at Apr. 24, 2022		(109,556)				$ (109,556)						$ 1				$ 62	$ (61)		$ 1,711				$ 1,650	$ 61		$ (111,268)	$ (111,268)
Increase (Decrease) in Stockholders' Equity
Net loss		(7,525)																								(7,525)
Issuance of warrants		1,722																	1,722
Accretion of cumulative dividends on Series I redeemable convertible preferred stock		0
Change in the redemption value of the redeemable convertible preferred stock		0
Exercise of stock options (in shares)	[1]											21,643
Exercise of stock options		66																	66
Stock-based compensation		295																	295
Transfer of warrants related to business combination		$ 0
Shares, ending balance (in shares) at Apr. 30, 2023		11,422,476										11,422,476	[1]
Ending balance at Apr. 30, 2023		$ (114,998)										$ 1							3,794							(118,793)
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)	[1]							2,126,620
Issuance of shares		19,843						$ 19,843
Accretion of Cumulative Dividends		878
Change in the redemption value of the redeemable convertible preferred stock		1,423
Conversion of cumulative unpaid dividends on Series I redeemable convertible preferred stock to common stock in connection with the reverse recapitalization		$ (878)
Conversion of redeemable convertible preferred stock to common stock in connection with the reverse recapitalization (in shares)	[1]	(20,989,710)
Conversion of redeemable convertible preferred stock to common stock in connection with the reverse recapitalization		$ (74,734)
Ending balance (in shares) at Apr. 28, 2024	[1]	0
Ending balance at Apr. 28, 2024		$ 0								$ 0	$ 0
Increase (Decrease) in Stockholders' Equity
Net loss		(6,789)																								(6,789)
Issuance of warrants		173	$ 24,592																196	$ 24,592						(23)
Accretion of cumulative dividends on Series I redeemable convertible preferred stock		(878)																	(878)
Change in the redemption value of the redeemable convertible preferred stock		$ (1,423)																	(1,423)
Exercise of stock options (in shares)		47,395,000										45,322	[1]
Stock-based compensation		$ 1,178																	1,178
Reclassification of liability-classified warrants		(894)																	(894)
Exercise of warrants (in shares)	[1]											296,053		655,213	924,304			20,989,710
Exercise of warrants		2,203		$ 5,000	$ 890				$ 74,734									$ 2	2,203		$ 5,000	$ 890			$ 74,732
Conversion of cumulative unpaid dividends on Series I redeemable convertible preferred stock to common stock in connection with the reverse recapitalization (in shares)	[1]											87,755
Conversion of cumulative unpaid dividends on Series I redeemable convertible preferred stock to common stock in connection with the reverse recapitalization		878																	878
Issuance of common stock in the reverse recapitalization pursuant to the BCA (in shares)	[1]											5,447,203
Issuance of common stock in the reverse recapitalization pursuant to the BCA		0										$ 1							(1)
Transfer of warrants related to business combination		(29,824)																	(29,824)
Transaction costs incurred in connection with the reverse recapitalization and registration statements		(23,958)																	(23,958)
Issuance of common stock as payment for Legacy Pinstripes transaction costs incurred in connection with the reverse recapitalization (in shares)	[1]											50,000
Issuance of common stock as settlement for the unpaid accrued interest on the convertible notes (in shares)	[1]											13,749
Issuance of common stock as settlement for the unpaid accrued interest on the convertible notes		138																	138
Prior period adjustment		$ (178)																								(178)
Issuance of common stock related to the close of the business combination (in shares)	[1]											156,000
Shares, ending balance (in shares) at Apr. 28, 2024		40,087,785										40,087,785	[1]
Ending balance at Apr. 28, 2024		$ (69,156)										$ 4							$ 56,623							$ (125,783)
Shares, beginning balance (in shares) at Dec. 28, 2023		17,422,009
Shares, ending balance (in shares) at Dec. 29, 2023		39,918,036

[1]	The number of shares of Redeemable Convertible Preferred Stock and Common Stock issued and outstanding prior to the Reverse Recapitalization have been retroactively adjusted by the Exchange Ratios to give effect to the Reverse Recapitalization. See Note 3.